GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, Wisconsin 53202-3580

Telephone:  (414) 273-3500  Fax:  (414) 273-5198

May 2, 2005

VIA EDGAR

Securities and Exchange Commission

450 5th Street, N.W.

Washington, D.C.  20549

RE:

ICAP Funds, Inc. (the “Fund”) (Registration Nos. 33-86006; 811-8850)

Ladies and Gentlemen:

In lieu of filing the form of Prospectus and the form of Statement of Additional Information which will be used by the Fund after the effective date of Post-Effective Amendment No. 17 to the Fund’s Registration Statement on Form N-1A as required by Rule 497(c) under the Securities Act, in accordance with Rule 497(j) under such Act, we hereby provide you with notice that (i) the form of Prospectus and the form of Statement of Additional Information that would have been filed under Rule 497(c) for the Fund would not have differed from the Prospectus and Statement of Additional Information contained in the Fund’s Post-Effective Amendment No. 17, and (ii) the text of the Fund’s Post-Effective Amendment No. 15 was filed electronically on April 29, 2005 (with an effective date of April 29, 2005).

Please do not hesitate to contact me if you have any questions regarding this letter.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Steven L. Scrogham

Steven L. Scrogham

cc:

Pamela H. Conroy

Michael Yanke

Carol A. Gehl